Presentation of the Financial Statements and Accounting Practices - Summary of Company's Corporates Structure (Detail)		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Participation Embraer Group	52.80%
Airholding S.A. [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Airholding S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Coordinates investments in subsidiaries in Portugal
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		65.00%	65.00%	65.00%
Country		Portugal
OGMA - Industria Aeronautica de Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		65.00%
Core activities		Aviation maintenance and production
Yaborã Indústria Aeronáutica S.A. [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Yaborã Indústria Aeronáutica S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates the production and commercialization of Commercial Aviation
Embraer Aircraft Customer Services Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Aircraft Customer Services Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Aircraft Maintenance Services Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Maintenance of aircraft and components
Embraer Aviation France - EAF [membe]
Disclosure of subsidiaries [line items]
Country		France
Embraer Aviation France - EAF [membe] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services in Europe
ELEB - Equipamentos Ltda. [member]
Disclosure of subsidiaries [line items]
Country		Brazil
ELEB - Equipamentos Ltda. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Aircraft Holding Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates corporate activities in the USA
Embraer Business Innovation Center, Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Business Innovation Center, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		R&D of technological innovations in the aerospace sector and related areas
Embraer Executive Jet Services, LLC [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Executive Jet Services, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Executive Aircraft, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Final assembly and delivery of executive jets
Embraer Engineering &Technology Center USA, Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Engineering &Technology Center USA, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Engineering services related to aircraft research and development
Embraer Defense and Security Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Defense and Security Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer CAE Training Services LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%
Core activities		Pilot, mechanic and crew training
Embraer Solutions, LLC [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Solutions, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services for the Executive Aviation
Embraer Aviation Europe EAE [member]
Disclosure of subsidiaries [line items]
Country		France
Embraer Aviation Europe EAE [member] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International EAI [member]
Disclosure of subsidiaries [line items]
Country		France
Embraer Aviation International EAI [member] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL [member]
Disclosure of subsidiaries [line items]
Country		France
Embraer Europe SARL [member] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa And Seguranca Participacoes S.A. [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Embraer Defesa And Seguranca Participacoes S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Coordinates investments in the Defense & Security segments
Atech Negocios em Tecnologias S.A. [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Atech Negocios em Tecnologias S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A. [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%	51.00%	51.00%
Country		Brazil
Visiona Tecnologia Espacial S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%
Core activities		Supply and development of satellite solutions
Visiona Internacional B.V. [member]
Disclosure of subsidiaries [line items]
Country		Netherlands
Visiona Internacional B.V. [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		International subsidiary of Visiona
Embraer GPX Ltda [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Embraer GPX Ltda [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		No operations
Embraer Netherlands Finance BV [member]
Disclosure of subsidiaries [line items]
Country		Netherlands
Embraer Netherlands Finance BV [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B V [member]
Disclosure of subsidiaries [line items]
Country		Netherlands
Embraer Netherlands B V [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd. [member]
Disclosure of subsidiaries [line items]
Country		Singapore
Embraer Asia Pacific PTE. Ltd. [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services in Asia
Embraer Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Embraer Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Coordinates investments and economic activities in subsidiaries in Portugal
Embraer Portugal Estruturas Metalicas SA [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Embraer Portugal Estruturas Metalicas SA [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Fabrication of steel parts and products for the aviation industry
Embraer Portugal Estruturas em Compositos SA [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Embraer Portugal Estruturas em Compositos SA [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Company Limited [member]
Disclosure of subsidiaries [line items]
Country		China
Embraer (China) Aircraft Technical Services Company Limited [member] | China [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services in China
EZ Air Interior Limited [member]
Disclosure of subsidiaries [line items]
Country		Ireland
EZ Air Interior Limited [member] | Ireland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		50.00%
Core activities		Fabrication of interiors for commercial aircraft
Embraer Overseas Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Financial operations raising and investing funds of the Embraer Group
Country		Cayman Islands
Embraer Spain Holding Co. SL [member]
Disclosure of subsidiaries [line items]
Country		Spain
Embraer Spain Holding Co. SL [member] | Spain [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates corporate activities abroad
ECC Investment Switzerland AG [member]
Disclosure of subsidiaries [line items]
Country		Switzerland
ECC Investment Switzerland AG [member] | Switzerland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Coordinates investments in subsidiaries abroad
ECC Insurance And Financial Company Limited [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Covers financial guarantees offered in aircraft sale structuring
Country		Cayman Islands
Embraer Finance Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Support to the Company in structuring specific operations
Country		Cayman Islands
Fundo de Investimento em Participações Embraer Ventures [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Fundo de Investimento em Participações Embraer Ventures [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.
EVE UAM, LLC. [Member]
Disclosure of subsidiaries [line items]
Country		EUA
EVE UAM, LLC. [Member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Aircraft development, design, manufacturing, selling, certification and support and solutions for urban air traffic management, related to Urban Air Mobility (UAM)
EVE Solucoes de Mobilidade Aerea Urbana Ltda [Member]
Disclosure of subsidiaries [line items]
Country		Brazil
EVE Solucoes de Mobilidade Aerea Urbana Ltda [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Eve’s subsidiary with operations in Brazil
Tempest Servios De Informatica SA [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		61.00%	61.00%
Country		Brazil
Tempest Servios De Informatica SA [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		61.00%
Core activities		Research, development and services in the areas of Information Technology, Information Security and Intelligence
Tempest Security Intelligence Limited [Member]
Disclosure of subsidiaries [line items]
Country		UK
Tempest Security Intelligence Limited [Member] | United Kingdom [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Retail trade of computer products, maintenance, repair and related services
EZS Informatica SA [Member]
Disclosure of subsidiaries [line items]
Country		Brazil
EZS Informatica SA [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informacao Ltda [Member]
Disclosure of subsidiaries [line items]
Country		Brazil
ID IT Tecnologia da Informacao Ltda [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		99.00%
Core activities		Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services